Organization and Business Description (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 USD ($)	Jul. 02, 2022
Organization and Business Description [Line Items]
Percentage of shareholders	100.00%	100.00%		100.00%
Option price | (per share)	$ 1.37	¥ 10
Zibo Shidong [Member]
Organization and Business Description [Line Items]
Interest loans			$ 400,000
VIE [Member] | Zibo Shidong [Member]
Organization and Business Description [Line Items]
Interest loans	$ 1,300,000
VIE [Member] | GIOP BJ [Member]
Organization and Business Description [Line Items]
Interest loans	77,268
VIE [Member] | Zibo Shidong to GIOP BJ [Member]
Organization and Business Description [Line Items]
Interest loans	150,880
VIE [Member] | Sunrise Guizhou to GMB Hangzhou [Member]
Organization and Business Description [Line Items]
Interest loans	$ 166,766
VIE [Member] | Sunrise Guizhou to GMB Hangzhou [Member] | Cash Flow of Loan [Member]
Organization and Business Description [Line Items]
Interest rate	4.00%	4.00%
VIE [Member] | Sunrise Guizhou to Zibo Shidong [Member]
Organization and Business Description [Line Items]
Interest loans	$ 347,430
VIE [Member] | Sunrise Guizhou to Zibo Shidong [Member] | Cash Flow of Loan [Member]
Organization and Business Description [Line Items]
Interest rate	4.00%	4.00%